APOLLO DIVERSIFIED REAL ESTATE FUND

Class A Shares (GIREX), Class C Shares (GCREX), Class I Shares (GRIFX),
Class L Shares (GLREX), and Class M Shares (GMREX) of Beneficial Interest

Supplement dated December 23, 2024 to the Prospectuses and
Statements of Additional Information dated February 1, 2024

This Supplement revises the Prospectuses and the Statements of Additional Information (“SAI”), dated February 1, 2024, for the Apollo Diversified Real Estate Fund (the “Fund”) as described below. Unless otherwise indicated, all other information included in a Prospectus or the SAI that is not inconsistent with the information set forth in this Supplement remains unchanged. Unless otherwise defined herein, capitalized terms used in this Supplement shall have the same meaning as in each Prospectus and/or the SAI, as applicable. Please review this important information carefully.

Dr. Randy Anderson, the Chairman of the Fund’s Board of Trustees, President, Secretary and Co-Portfolio Manager, informed the Fund of his intention to retire and resign from the positions of President, Secretary and Co-Portfolio Manager and as a Trustee and the Chairman of the Board of Trustees, effective December 31, 2024 (the “Effective Date”).

On December 18, 2024, the Board of Trustees, pursuant to the Fund’s Declaration of Trust and By-laws and in accordance with the Investment Company Act of 1940, as amended and the rules thereunder, elected Stuart Rothstein as a Trustee of the Fund’s Board of Trustees, as well as Chairman of the Fund’s Board of Trustees and President of the Fund, each effective as of the Effective Date. Effective as of the Effective Date, Mr. Rothstein has also been added as a Co-Portfolio Manager of the Fund. Additionally, Kristin Hester has been appointed Chief Legal Officer and Secretary of the Fund, effective as of the Effective Date. Further, as of the Effective Date, the Adviser’s investment committee will be comprised of Jess Lipsey, Spencer Propper and Stuart Rothstein.

As of the Effective Date, the following changes are made to each Prospectus:

The following replaces each sub-section captioned “Adviser’s Investment Committee” in the “Management of the Fund” section of the Prospectus in its entirety:

Adviser’s Investment Committee

The Adviser has established an Investment Committee (the “Committee”) responsible for: setting overall investment policies and strategies of the Adviser; approval of Private Investment Funds and certain MBS Funds being considered for investment by the Adviser for the Fund; establishing allocation targets for the investment portfolio of the Fund among the Private Investment Funds, ETFs, Index Funds, Other Investment Vehicles and other entities in which the Fund intends to invest.

The members of the Committee, and their professional background and experience, are as follows:

Spencer J. Propper — Mr. Propper is Partner, Real Assets at Apollo. Mr. Propper serves as one of the Fund’s Portfolio Managers and has served as a member of the Investment Committee of the Fund’s investment adviser since the Fund’s inception in 2014. Mr. Propper has also served as the Co-Chief Investment Officer of Apollo Realty Income Solutions, Inc. and a member of the Investment Committee of ARIS Management, LLC since June 2022. Previously, Mr. Propper served as Managing Director of Griffin Capital Company, LLC and Chief Operating Officer of Griffin Capital Asset Management Company, LLC. Prior to his roles with the Fund and the Adviser, Mr. Propper was a Director at Lakemont Group, a boutique real estate investment banking and consulting firm. Within this role Mr. Propper provided portfolio management services to the Bluerock Total Income Plus Real Estate Fund. Additionally, at the Lakemont Group, Mr. Propper was responsible for overseeing projects for a variety of clients including pension funds, private equity firms and publicly traded real estate companies and specialized in structured finance, market analysis and strategic due diligence. Mr. Propper holds a Master of Business Administration and Bachelor of Science in Finance and Real Estate from the University of Central Florida.

Stuart Rothstein — Mr. Rothstein has been a Partner and the Chief Operating Officer – Real Estate of Apollo since 2009 and the Chief Operating Officer – Asset Backed Finance of Apollo since April 2023. In those roles, Mr. Rothstein is responsible for managing the day-to-day operations of the businesses as well as strategic planning development and implementation of growth and product strategies and new business development. Mr. Rothstein has served as a director of Apollo Realty Income Solutions, Inc. since September 2021 and Chairperson of the board of directors since June 2022. Since March 2012, Mr. Rothstein has been the President and Chief Executive Officer and one of the directors of Apollo Commercial Real Estate Finance, Inc. (NYSE: ARI) (“ARI”). From September 2009 through April 2013, Mr. Rothstein served as the Chief Financial Officer, Treasurer and Secretary of ARI and from January 2022 to April 2022, he also served as the interim Chief Financial Officer, Treasurer, and Secretary of ARI. Since February 2024, Mr. Rothstein has been chair of the board of directors of Apollo Asset Backed Credit Company LLC. Prior to joining Apollo in 2009, Mr. Rothstein was a Co-Managing Partner of Four Corners Properties, a privately held real estate investment company. Previously, he was employed by KKR Financial Advisors, LLC, RBC Capital Markets, Related Capital Company and Spieker Properties, Inc. Mr. Rothstein graduated from the Schreyer Honors College at the Pennsylvania State University with a BS in Accounting and received an MBA from the Stanford University Graduate School of Business. Mr. Rothstein was selected to serve on our board of directors because of the strategic leadership and business judgment he has demonstrated in his various leadership roles with Apollo and his extensive managerial and executive experience.

Jess Lipsey — Jess Lipsey is a Partner, Real Assets at Apollo, where he is responsible for sourcing, executing and monitoring equity investments across the U.S. Mr. Lipsey also serves as the Co-Chief Investment Officer of Apollo Realty Income Solutions. Prior to joining Apollo in 2010, Mr. Lipsey worked at Lehman Brothers Real Estate Partners, where he was involved in the acquisition and asset management of equity and structured debt investments across the U.S. Previously, he was an analyst in the Real Estate Investment Banking Group at Wachovia Securities, where he participated in advisory and financing assignments on behalf of private and public companies. Mr. Lipsey graduated magna cum laude from Washington and Lee University with a BS degree in Business Administration and Accounting. He is a member of the Urban Land Institute and the International Council of Shopping Center.

The following replaces each sub-section captioned “Portfolio Managers” in the “Management of the Fund” section of the Prospectus in its entirety:

Portfolio Managers

Stuart Rothstein and Spencer Propper serve as the Fund’s Portfolio Managers and oversee the day-to-day investment operations of the Fund. Biographical information for Mr. Rothstein and Mr. Propper is presented above.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed and ownership of Fund shares.

Effective as of the Effective Date, the following changes are made to the SAI:

The following replaces each sub-section captioned “Board Leadership Structure” in the Management of the Fund” section of the SAI in its entirety:

Board Leadership Structure

Stuart Rothstein is the Chairman of the Board. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings. The Trust believes that its Chairman, the chair of the Audit Committee, the chair of the Governance Committee, and, as an entity, the full Board, provide effective leadership that is in the best interests of the Trust and each shareholder.

Mr. Rothstein may be deemed to be an interested person of the Trust by virtue of his senior management role at Apollo and the portfolio management services he provides to the Fund. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the Fund. The Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority of the Board. The Independent Trustees also meet quarterly in executive session without Mr. Rothstein. In view of the small size of the Board, the Independent Trustees have not designated any single trustee to be the lead Independent Trustee at this time.

The following replaces the table captioned “Independent Trustees and Officers” in the “Management of the Fund” section of the SAI in its entirety:

Interested Trustees and Officers

Name and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Stuart Rothstein (1966)	Chairman, Trustee and President Since 2024	Partner and Chief Operating Officer – Real Estate, Apollo Global Management, Inc., 2009 to present; Chief Operating Officer – Asset Backed Finance, Apollo Global Management, Inc., 2023 to present; Director and Chairperson, Apollo Asset Backed Credit Company LLC, 2024 to present; Director and Chairperson, Apollo Realty Income Solutions, Inc., 2021 to present; Director, President and Chief Executive Officer, Apollo Commercial Real Estate Finance, Inc., 2012 to present.	1

Director and Chairperson, Apollo Asset Backed Credit Company LLC, 2024 to present; Director and Chairperson, Apollo Realty Income Solutions, Inc., 2021 to present; Director, President and Chief Executive Officer, Apollo Commercial Real Estate Finance, Inc., 2012 to present.

Name and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Kenneth Seifert (1978)	Treasurer and Chief Financial Officer Since 2022

Controller, Principal and Director, Apollo Global Management, Inc. since 2021 and 2017, respectively; Treasurer and Chief Financial Officer of Apollo Diversified Credit Fund since 2022; Treasurer, Chief Financial Officer and Principal Financial Officer of Apollo S3 Private Markets Fund since 2023; Treasurer and Chief Financial Officer of Apollo Senior Floating Rate Fund Inc. and Apollo Tactical Income Fund Inc., 2021 to 2024, Controller 2017 to 2021.

			n/a	n/a
Kristin Hester (1980)	Chief Legal Officer and Secretary Since 2024

Managing Director, General Counsel-Regulated Funds, Apollo Global Management, Inc., 2015 to present; Chief Legal Officer, MidCap Financial Investment Corporation, Apollo Debt Solutions BDC, and Redding Ridge Asset Management LLC, 2022 to present; Chief Legal Officer and Secretary of Apollo Diversified Credit Fund, 2022 to present; Chief Legal Officer and Secretary of Apollo S3 Private Markets Fund, 2023 to present; Chief Legal Officer, Secretary and Vice President, Middle Market Apollo Institutional Private Lending, 2024 to present; Chief Legal Officer, Apollo Tactical Income Fund Inc. and Apollo Senior Floating Rate Fund Inc., 2022 to 2024.

			n/a	n/a
Ryan Del Giudice (1990)	Chief Compliance Officer Since 2018, Vice President and Assistant Secretary Since 2020

Principal, Apollo Global Management, Inc., 2022 to present; Chief Compliance Officer, Apollo Diversified Credit Fund, 2018 to present; Chief Compliance Officer, MidCap Financial Investment Corporation, Apollo Debt Solutions BDC and Apollo S3 Private Markets Fund, 2023 to present; Chief Compliance Officer, Middle Market Apollo Institutional Private Lending, 2024 to present; Chief Compliance Officer, Apollo Tactical Income Fund Inc. and Apollo Senior Floating Rate Fund Inc., 2023 to 2024; Chief Compliance Officer, Griffin Capital Asset Management Company, LLC, 2017 to 2022.

			n/a	n/a

The following replaces the first six paragraphs and the table thereunder of the “Portfolio Managers” section of the SAI in their entirety:

PORTFOLIO MANAGERS

Spencer J. Propper — Mr. Propper is Partner, Real Assets at Apollo. Mr. Propper serves as one of our Portfolio Managers and has served as a member of the Investment Committee of the Adviser since its formation in 2014. Mr. Propper has also served as the Co-Chief Investment Officer of Apollo Realty Income Solutions, Inc. and a member of the Investment Committee of ARIS Management, LLC since June 2022. Previously, Mr. Propper served as Managing Director of Griffin Capital Company, LLC and Chief Operating Officer of Griffin Capital Asset Management Company, LLC. Prior to his roles with the Fund and the Adviser, Mr. Propper was a Director at Lakemont Group, a boutique real estate investment banking and consulting firm. Within this role Mr. Propper provided portfolio management services to the Bluerock Total Income Plus Real Estate Fund. Additionally, at the Lakemont Group, Mr. Propper was responsible for overseeing projects for a variety of clients including pension funds, private equity firms and publicly traded real estate companies and specialized in structured finance, market analysis and strategic due diligence. Mr. Propper holds a Master of Business Administration and Bachelor of Science in Finance and Real Estate from the University of Central Florida.

Stuart Rothstein – Mr. Rothstein has been a Partner and the Chief Operating Officer – Real Estate of Apollo since 2009 and the Chief Operating Officer – Asset Backed Finance of Apollo since April 2023. In those roles, Mr. Rothstein is responsible for managing the day-to-day operations of the businesses as well as strategic planning development and implementation of growth and product strategies and new business development. Mr. Rothstein has served as a director of Apollo Realty Income Solutions, Inc. since September 2021 and Chairperson of the board of directors since June 2022. Since March 2012, Mr. Rothstein has been the President and Chief Executive Officer and one of the directors of Apollo Commercial Real Estate Finance, Inc. (NYSE: ARI) (“ARI”). From September 2009 through April 2013, Mr. Rothstein served as the Chief Financial Officer, Treasurer and Secretary of ARI and from January 2022 to April 2022, he also served as the interim Chief Financial Officer, Treasurer, and Secretary of ARI. Since February 2024, Mr. Rothstein has been chair of the board of directors of Apollo Asset Backed Credit Company LLC. Prior to joining Apollo in 2009, Mr. Rothstein was a Co-Managing Partner of Four Corners Properties, a privately held real estate investment company. Previously, he was employed by KKR Financial Advisors, LLC, RBC Capital Markets, Related Capital Company and Spieker Properties, Inc. Mr. Rothstein graduated from the Schreyer Honors College at the Pennsylvania State University with a BS in Accounting and received an MBA from the Stanford University Graduate School of Business. Mr. Rothstein was selected to serve on our board of directors because of the strategic leadership and business judgment he has demonstrated in his various leadership roles with Apollo and his extensive managerial and executive experience.

Mr. Propper and Mr. Rothstein each receives a fixed salary and retirement plan benefits. Mr. Rothstein and Mr. Propper are also entitled to receive a discretionary bonus, based upon, among other things, the performance of the Fund.

As of September 30, 2024, Mr. Propper was responsible for the management of the following types of accounts in addition to the Fund (asset values have been estimated):

Other Accounts By Type	Total Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$1,162,537,547	1	$54,127,748.19
Other Accounts	0	$0	0	$0

As of September 30, 2024, Mr. Rothstein was not responsible for the management of any other accounts in addition to the Fund.

All other references to Dr. Anderson in the SAI are hereby removed and replaced by references to Mr. Rothstein.

***

This Supplement, and each Prospectus and the SAI for Class A, Class C, Class I, Class L and Class M Shares dated February 1, 2024, of the Fund provide relevant information for all shareholders. Each Prospectus and SAI of the Fund have been filed with the U.S. Securities and Exchange Commission and are incorporated by reference. These can be obtained without charge by calling the Fund at 1-888-926-2688 or by visiting www.apollo.com/adref.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE